CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j), Neuberger & Berman Equity Assets (1933 Act File No. 33-82568, 1940 Act File No. 811-8106) ("Registrant") hereby certifies
(a) that the forms of Prospectus and Statement of Additional Information used with respect to Neuberger & Berman Socially Responsive Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to its Registration Statement and (b) that Amendment No. 7 was filed electronically.



Dated:  March 7, 1997                       By: /s/ Claudia A. Brandon
                                                ----------------------------
                                                Claudia A. Brandon